                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  4/30/07

              Date of Reporting Period:  Fiscal year ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 9.81	$10.12	$10.18	$10.34	$ 9.88
Income From Investment Operations:
Net investment income	0.49	0.44	0.43	0.50	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.21	(0.31)	(0.06)	(0.17)	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.13	0.37	0.33	1.06
Less Distributions:
Distributions from net investment income	(0.49)	(0.44)	(0.43)	(0.49)	(0.60)
Net Asset Value, End of Period	$10.02	$ 9.81	$10.12	$10.18	$10.34
Total Return [1]	7.33%	1.29%	3.72%	3.28%	11.08%

Ratios to Average Net Assets:
Net expenses	0.56%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.97%	4.37%	4.24%	4.78%	5.97%
Expense waiver/reimbursement [2]	0.19%	0.37%	0.38%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,561	$241,318	$287,081	$264,566	$241,837
Portfolio turnover	37%	73%	57%	68%	52%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$ 9.81	$10.12		$10.18	$10.34	$ 9.88
Income From Investment Operations:
Net investment income	0.47	0.42		0.41	0.47	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.21	(0.31)		(0.06)	(0.16)	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.68	0.11		0.35	0.31	1.04
Less Distributions:
Distributions from net investment income	(0.47)	(0.42)		(0.41)	(0.47)	(0.58)
Net Asset Value, End of Period	$10.02	$ 9.81		$10.12	$10.18	$10.34
Total Return [1]	7.07%	1.07	% [2]	3.48%	3.02%	10.81%

Ratios to Average Net Assets:
Net expenses	0.80%	0.78%		0.79%	0.80%	0.80%
Net investment income	4.72%	4.12%		4.00%	4.53%	5.69%
Expense waiver/reimbursement [3]	0.39%	0.39%		0.38%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,222	$38,909		$61,722	$68,292	$56,080
Portfolio turnover	37%	73%		57%	68%	52%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,027.30	$2.81
Institutional Service Shares	$1,000	$1,026.00	$4.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.02	$2.81
Institutional Service Shares	$1,000	$1,020.78	$4.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.81%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period ended April 30, 2007 was 7.33% for Institutional Shares and 7.07% for Institutional Service Shares. The total return of the Lehman Brothers U.S. Intermediate Credit Index, 1 a broad-based securities market index (LBICI), was 7.42% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the LBICI.

During the period, the most significant factors affecting the fund's performance relative to the LBICI were: (1) the fund's sensitivity to the effect of changing interest rates (referred to as "duration"); and (2) selection of individual securities.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares. The 7.33% total return of the Institutional Shares for the reporting period consisted of 5.19% of dividends and 2.14% appreciation in the net asset value of the shares.

MARKET OVERVIEW

The 12-month reporting period can be described as an economic growth slowdown environment relative to the prior reporting period. The strongest growth was realized in the second quarter of 2006 with the weakest growth in the first quarter of 2007. The Federal Reserve increased the target rate for Federal funds at its meetings in May and June of 2006 and then held rates unchanged at 5.25% for the remainder of the reporting period including at its most recent meeting in March 2007. 2

1 Lehman Brothers Intermediate U.S. Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million, and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). Investments cannot be made in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Investor demand for the more economically sensitive asset classes such as domestic and international stocks, investment-grade corporate bonds, high-yield bonds, and emerging market debt securities, remained strong. Specific to the investment-grade corporate bond market, strong year-over-year earnings growth enabled corporate bond investors to earn total performance returns above U.S. treasury securities of comparable maturities. Additionally, interest rate levels fell over the reporting period, providing capital appreciation for most bond investors.

DURATION 3

The fund was more sensitive to interest rate changes (i.e., it had a longer duration) than the LBICI during the reporting period. This duration positioning contributed to fund performance, especially during the first half of the reporting period when interest rates declined.

SECURITY SELECTION

Individual security selection, in general, provided meaningful benefit to fund shareholders, although specific fund holdings both added and detracted from fund performance. The most significant holding that contributed to fund performance was a position in Regional Diversified Funding. This position significantly outperformed the benchmark index and also represented one of the largest fund holdings. Other bond issuers which served to enhance fund performance included: First Union Institutional (Wachovia Bank), Ford Motor, Comcast, Daimler Chrysler and United Mexican States. Bond issuer holdings which detracted from fund performance included: Capital One, Louisiana Pacific, Sprint and Textron.

3 Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the "Fund") from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2007
1 Year	7.33%
5 Years	5.28%
10 Years	6.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBICI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the "Fund") from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2007
1 Year	7.07%
5 Years	5.03%
10 Years	5.74%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBICI is not adjusted to reflect sales charges, expenses, or other fees that SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.4%
Foreign Government Debt Securities	2.5%
U.S. Treasury Securities	0.9%
Asset-Backed Securities	0.1%
Cash Equivalents [2]	1.8%
Other Assets and Liabilities--Net [3]	1.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$116,203	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$115,912
111,866		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	111,448
		Total Asset-Backed Securities (identified cost $227,319)	227,360
		CORPORATE BONDS--92.6%
		Basic Industry - Chemicals--1.4%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,091,322
2,000,000		Praxair, Inc., 6.375%, 4/1/2012	2,109,924
		TOTAL	3,201,246
		Basic Industry - Metals & Mining--4.2%
730,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	730,937
1,370,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,369,736
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,451,693
2,560,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	2,460,672
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,033,405
500,000		Noranda, Inc., 6.00%, 10/15/2015	521,774
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,212,993
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	652,776
		TOTAL	9,433,986
		Basic Industry - Paper--1.6%
25,000		International Paper Co., Note, 6.50%, 11/15/2007	25,118
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,656,952
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,065,414
		TOTAL	3,747,484
		Capital Goods - Aerospace & Defense--1.7%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	548,992
300,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	304,875
2,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,216,551
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	830,228
		TOTAL	3,900,646
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Building Materials--0.3%
$650,000		CRH America, Inc., 5.30%, 10/15/2013	$639,209
		Capital Goods - Diversified Manufacturing--2.8%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	929,425
2,000,000		General Electric Co., Note, 5.00%, 2/1/2013	1,989,731
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,186,395
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	918,892
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	751,426
500,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	527,669
		TOTAL	6,303,538
		Capital Goods - Environmental--1.4%
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,061,576
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,064,731
		TOTAL	3,126,307
		Communications - Media & Cable--3.0%
3,300,000		Comcast Corp., 7.125%, 6/15/2013	3,589,289
550,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	585,663
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,899,648
675,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	682,540
		TOTAL	6,757,140
		Communications - Media Noncable--0.3%
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	591,051
		Communications - Telecom Wireless--3.3%
2,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	3,022,177
1,070,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,082,465
2,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,228,659
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	241,691
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	870,157
		TOTAL	7,445,149
		Communications - Telecom Wirelines--1.0%
370,000		Embarq Corp., 6.738%, 6/1/2013	385,028
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,515,983
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	291,638
		TOTAL	2,192,649
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--3.9%
$500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	$527,366
4,500,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	4,454,504
1,600,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,575,363
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	501,907
1,760,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,727,432
		TOTAL	8,786,572
		Consumer Cyclical - Entertainment--1.4%
180,000		International Speedway Corp., 4.20%, 4/15/2009	176,150
940,000		International Speedway Corp., 5.40%, 4/15/2014	922,231
730,000		Time Warner, Inc., 5.50%, 11/15/2011	736,322
1,360,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,394,475
		TOTAL	3,229,178
		Consumer Cyclical - Lodging--0.2%
450,000	[1,2]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	449,316
		Consumer Cyclical - Retailers--1.2%
446,218	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	426,649
375,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	382,780
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	657,022
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018	249,922
1,000,000		Target Corp., 5.875%, 3/1/2012	1,034,703
		TOTAL	2,751,076
		Consumer Cyclical - Services--1.1%
2,025,000		Boston University, 7.625%, 7/15/2097	2,342,301
170,000	[1,2]	Realogy Corp., Sr. Note, 7.05813%, 10/20/2009	170,299
		TOTAL	2,512,600
		Consumer Non-Cyclical Food/Beverage--2.4%
890,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	902,504
940,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	949,665
700,000		General Mills, Inc., Note, 5.70%, 2/15/2017	702,950
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,734
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,012,765
650,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	676,251
1,190,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,229,846
		TOTAL	5,479,715
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Health Care--1.4%
$1,500,000		Anthem, Inc., 6.80%, 8/1/2012	$1,604,400
780,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	764,779
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	779,188
		TOTAL	3,148,367
		Consumer Non-Cyclical Pharmaceuticals--2.2%
1,330,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	1,318,612
1,370,000		Genentech, Inc., Note, 4.40%, 7/15/2010	1,346,705
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	636,780
300,000		Wyeth, 5.45%, 4/1/2017	300,167
1,400,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,425,775
		TOTAL	5,028,039
		Consumer Non-Cyclical Supermarkets--0.5%
450,000		Kroger Co., 7.25%, 6/1/2009	466,953
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	686,343
		TOTAL	1,153,296
		Consumer Non-Cyclical Tobacco--0.2%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	377,093
		Energy - Independent--2.8%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,051,767
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	292,773
1,970,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,905,662
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	172,941
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,512,405
864,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	845,289
600,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	600,750
		TOTAL	6,381,587
		Energy - Integrated--3.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,448
2,870,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	2,927,645
1,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,467,559
1,310,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,321,765
1,100,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,088,904
		TOTAL	6,817,321
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.4%
$890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	$893,190
		Energy - Refining--0.3%
720,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	684,822
		Financial Institution - Banking--22.7%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,213,838
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,033,404
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,721,117
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,155,323
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,043,531
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,162,661
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,022,324
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,134,649
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,240,801
1,610,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	1,638,027
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,922,959
2,100,000		HSBC Finance Capital Trust IX, Note, 11/30/2035	2,114,943
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	653,859
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,066,962
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,010,271
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,290,888
1,100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,088,271
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,477,493
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,156,830
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,964,441
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	613,846
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	399,622
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	161,479
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,054,839
960,000		Popular North America, Inc., 5.65%, 4/15/2009	964,714
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,331,940
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,438,284
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	617,731
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	200,604
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,444,187
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	$1,062,319
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	481,012
1,200,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,264,437
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,046,647
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,219,153
		TOTAL	51,413,406
		Financial Institution - Brokerage--7.5%
2,550,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,508,643
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,935,221
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	1,078,419
5,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	5,295,828
1,700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	1,744,416
2,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	2,015,165
390,000		Nuveen Investments, 5.00%, 9/15/2010	385,695
390,000		Nuveen Investments, 5.50%, 9/15/2015	383,807
568,309	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	599,808
		TOTAL	16,947,002
		Financial Institution - Finance Noncaptive--3.0%
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	960,991
1,600,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,584,993
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,575,772
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	508,685
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,524,895
650,000		Residential Capital Corp., 6.00%, 2/22/2011	643,576
		TOTAL	6,798,912
		Financial Institution - Insurance - Health--0.1%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	306,691
		Financial Institution - Insurance - Life--0.5%
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,276,827
		Financial Institution - Insurance - P&C--3.6%
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	947,399
190,000		CNA Financial Corp., 6.50%, 8/15/2016	197,410
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	486,151
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	656,798
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	$1,398,924
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	844,797
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,006,091
350,000		The Travelers Cos., Inc., Bond, 3/15/2067	352,270
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	201,325
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,047,560
		TOTAL	8,138,725
		Financial Institution - REITs--2.3%
2,000,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,027,737
430,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	434,383
860,000		Prologis, Note, 5.25%, 11/15/2010	861,847
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	666,918
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,290,766
		TOTAL	5,281,651
		Foreign-Local-Government--1.0%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,262,811
		Municipal Services--0.7%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	546,442
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	963,967
		TOTAL	1,510,409
		Sovereign--0.5%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,135,451
		Technology--2.4%
1,295,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,305,815
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	402,583
780,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	787,122
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	449,225
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	519,409
1,970,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	1,966,363
		TOTAL	5,430,517
		Transportation - Airlines--1.0%
1,830,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,909,338
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	455,995
		TOTAL	2,365,333
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.7%
$480,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	$460,437
746,538		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	837,435
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	240,920
30,000		Union Pacific Corp., 4.875%, 1/15/2015	28,669
		TOTAL	1,567,461
		Transportation - Services--0.5%
550,000		FedEx Corp., Note, 5.50%, 8/15/2009	554,659
700,000		Ryder System, Inc., 5.95%, 5/2/2011	713,694
		TOTAL	1,268,353
		Utility - Electric--2.4%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	435,443
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	424,844
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	721,268
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	997,250
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,655,233
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	519,795
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	644,120
		TOTAL	5,397,953
		Utility - Natural Gas Distributor--1.1%
2,570,000		Atmos Energy Corp., 4.00%, 10/15/2009	2,501,720
		Utility - Natural Gas Pipelines--0.6%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,315,460
		TOTAL CORPORATE BONDS (IDENTIFIED COST $207,447,055)	209,949,259
		CORPORATE NOTE--0.8%
		Communications - Telecom Wirelines--0.8%
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $1,784,479)	1,764,220
		GOVERNMENTS/AGENCIES--2.5%
		Sovereign--2.5%
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,628,475
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010	4,037,940
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,570,460)	5,666,415
Principal Amount or Shares			Value
		U.S. TREASURY--0.9%
$2,000,000	[3]	U.S. Treasury Note, 4.875%, 4/30/2011 (IDENTIFIED COST $1,991,673)	$2,026,788
		MUTUAL FUND-1.8%
4,159,071	[4,5]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	4,159,071
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $221,180,057) [6]	223,793,113
		OTHER ASSETS AND LIABILITIES - NET--1.3%	2,989,433
		TOTAL NET ASSETS--100%	$226,782,546

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $34,090,580, which represented 15.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $34,090,580, which represented 15.0% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

At April 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Bond Short Futures	345	$38,553,750	June 2007	$(6,268)
[7] U.S. Treasury Notes 2-Year Long Futures	200	$40,943,750	June 2007	$(52,718)
[7] U.S. Treasury Notes 5-Year Long Futures	355	$37,568,984	June 2007	$5,622
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(53,364)

7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007

Assets:
Total investments in securities, at value including $4,159,071 of investments in affiliated issuers (Note 5) (identified cost $221,180,057)		$223,793,113
Income receivable		3,451,143
Receivable for shares sold		281,506
TOTAL ASSETS		227,525,762
Liabilities:
Payable for shares redeemed	$113,611
Payable for variation margin	136,406
Payable to bank	10,588
Payable for transfer and dividend disbursing agent fees and expenses	21,958
Payable for shareholder services fee (Note 5)	19,815
Income distribution payable	419,602
Accrued expenses	21,236
TOTAL LIABILITIES		743,216
Net assets for 22,625,719 shares outstanding		$226,782,546
Net Assets Consist of:
Paid-in capital		$230,691,134
Net unrealized appreciation of investments and futures contracts		2,559,692
Accumulated net realized loss on investments and futures contracts		(6,478,769)
Undistributed net investment income		10,489
TOTAL NET ASSETS		$226,782,546
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$192,560,589 ÷ 19,211,445 shares outstanding, no par value, unlimited shares authorized		$10.02
Institutional Service Shares:
$34,221,957 ÷ 3,414,274 shares outstanding, no par value, unlimited shares authorized		$10.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2007

Investment Income:
Interest			$13,468,294
Dividends (received from affiliated issuers (Note 5) and net of foreign taxes withheld of $877)			37,122
TOTAL INCOME			13,505,416
Expenses:
Investment adviser fee (Note 5)		$1,221,584
Administrative personnel and services fee (Note 5)		194,113
Custodian fees		13,774
Transfer and dividend disbursing agent fees and expenses		91,761
Directors'/Trustees' fees		4,584
Auditing fees		19,955
Legal fees		9,037
Portfolio accounting fees		83,190
Distribution services fee--Institutional Service Shares (Note 5)		89,507
Shareholder services fee--Institutional Shares (Note 5)		100,408
Shareholder services fee--Institutional Service Shares (Note 5)		86,676
Share registration costs		34,662
Printing and postage		24,834
Insurance premiums		7,260
Miscellaneous		3,616
TOTAL EXPENSES		1,984,961
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(326,679)
Waiver of administrative personnel and services fee	(7,944)
Waiver of distribution services fee--Institutional Service Shares	(89,507)
Reimbursement of shareholder services fee--Institutional Shares	(100,408)
TOTAL WAIVERS AND REIMBURSEMENTS		(524,538)
Net expenses			1,460,423
Net investment income			12,044,993
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,132,928)
Net realized loss on futures contracts			(380,782)
Net change in unrealized depreciation of investments			6,644,557
Net change in unrealized depreciation of futures contracts			(53,364)
Net realized and unrealized gain on investments and futures contracts			5,077,483
Change in net assets resulting from operations			$17,122,476

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,044,993	$13,287,626
Net realized loss on investments and futures contracts	(1,513,710)	(1,032,490)
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,591,193	(8,119,565)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,122,476	4,135,571
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,350,070)	(11,266,418)
Institutional Service Shares	(1,690,233)	(2,055,345)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,040,303)	(13,321,763)
Share Transactions:
Proceeds from sale of shares	67,308,874	118,755,056
Net asset value of shares issued to shareholders in payment of distributions declared	5,539,532	6,080,787
Cost of shares redeemed	(131,375,371)	(184,224,493)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,526,965)	(59,388,650)
Change in net assets	(53,444,792)	(68,574,842)
Net Assets:
Beginning of period	280,227,338	348,802,180
End of period (including undistributed net investment income of $10,489 and $5,799, respectively)	$226,782,546	$280,227,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells bond interest rate futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2007, the Fund had net realized losses on futures contracts of $380,782.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,830,577	$47,933,439	9,533,818	$95,431,008
Shares issued to shareholders in payment of distributions declared	423,478	4,209,325	461,851	4,631,100
Shares redeemed	(10,644,758)	(105,267,057)	(13,758,872)	(138,158,263)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,390,703)	$(53,124,293)	(3,763,203)	$(38,096,155)

Year Ended April 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,957,303	$19,375,435	2,309,476	$23,324,048
Shares issued to shareholders in payment of distributions declared	133,822	1,330,207	144,541	1,449,687
Shares redeemed	(2,643,555)	(26,108,314)	(4,585,980)	(46,066,230)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(552,430)	$(5,402,672)	(2,131,963)	$(21,292,495)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,943,133)	$(58,526,965)	(5,895,166)	$(59,388,650)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006 was as follows:

	2007	2006
Ordinary income	$12,040,303	$13,321,763

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,489
Net unrealized appreciation	$2,613,056
Capital loss carryforwards and deferrals	$(6,532,134)

At April 30, 2007, the cost of investments for federal tax purposes was $221,180,057. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,613,056. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,152,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,539,374.

At April 30, 2007, the Fund had a capital loss carryforward of $6,498,855 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,875,749
2011	$2,056,820
2014	$ 969,172
2015	$ 1,597,114

Under current tax regulations, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2007, for federal income tax purposes, post October losses of $33,279 were deferred to May 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. For the year ended April 30, 2007, the Adviser voluntarily waived $326,072 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,944 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. For the year ended April 30, 2007, FSC voluntarily waived $89,507 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended April 30, 2007, FSSC voluntarily reimbursed $100,408 of shareholder services fees. For the year ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.80%, respectively, for the fiscal year ending April 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after June 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2007, the Adviser reimbursed $607 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the year ended April 30, 2007 are as follows:

Affiliate	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value 4/30/2007	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	21,350,503	17,191,432	4,159,071	$4,159,071	$37,122

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2007, were as follows:

Purchases	$75,693,602
Sales	$103,743,806

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the year ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 14, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE AND PRESIDENT Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/ Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-02 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended April 30,		Period Ended
	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.32	0.25	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.32)	(0.25)	(0.15)
Net Asset Value, End of Period	$8.41	$8.32	$8.39
Total Return [2]	5.06%	2.17%	0.84%

Ratios to Average Net Assets:
Net expenses	1.09%	1.08%	1.09	% [3]
Net investment income	3.82%	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.33%	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,511	$68,898	$106,051
Portfolio turnover	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,023.10	$5.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.39	$5.46

1 Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management's Discussion Of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 5.06% for Class A Shares. The total return of the 0-3 Year Composite Index (0-3C) 1 was 5.63%. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the fund's duration positioning; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (3) the selection of individual securities within each sector.

The 5.06% total return for the Class A Shares for the reporting period consisted of 3.98% dividends and 1.08% appreciation in the net asset value of shares.

MARKET OVERVIEW

The short end of the U.S. Treasury yield curve moved somewhat lower in yield over the course of the reporting period, despite two Federal Funds target rate increases by the Federal Reserve's Open Market Committee which increased that rate to 5.25% at period-end. Bond yields fell to a greater degree further out the yield curve, creating a situation where most short-term yields are currently higher than those available on most longer-term securities (the thirty-year part of the yield curve being the exception). This "inversion of the yield curve" is generally seen in the latter stage of an economic expansion, where many market participants are expecting the economy to slow, but the Federal Reserve Board is still attempting to prevent inflation from becoming a problem. 2

1 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

The "spread sectors" in which the fund invests - short-duration corporate, asset-backed and mortgage-backed securities - performed better than short-duration U.S. Treasury securities during the reporting period (based on the relative performance of the component sectors within the 0-3C), with the mortgage-backed bond sector showing the best performance.

DURATION

Early in the reporting period, management changed the fund's duration 3 position relative to the 0-3C from a neutral position (fund's average duration is comparable to the duration of the 0-3C) to an overweight position (fund's average duration is longer than the duration of the 0-3C). From mid-summer until the end of the reporting period, this overweight position was consistently maintained, which relative to the 0-3C contributed to fund performance since short-term yields fell and the value of bonds with maturities of 3 years or less rose.

SECTOR

During the reporting period, as compared to the 0-3C, fund management began to reduce its overweight positions in both the asset-backed (ABS) and corporate bond sectors and created an overweight position in mortgage-backed securities. The belief was that a gradually slowing economy would favor less credit-sensitive securities. The government security allocation was maintained at an underweight due to the lower-yielding nature of these securities. Proceeds from the reduction in the ABS and corporate bond sectors were also used to raise the fund's cash position, which provided attractive yield due to the existence of the inverted yield curve. Mortgages ended up being the strongest performing sub-index within the 0-3C, and the fund's overweight position aided relative performance, while the underweight in corporates produced slight underperformance relative to the benchmark's corporate component. Despite the underweight in ABS, performance within the sector was sufficient to offset the underweight position and allow for a small benefit relative to that of the benchmark's ABS component.

SECURITY SELECTION

During the reporting period, one specific security, the GreenTree Home Improvement Loan Trust 1996-F, Class HIB2, was sold at a level above carrying value which provided eight basis points of incremental return to the fund. No other individual security materially contributed to or detracted from the fund's return.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Income Fund (Class A Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2007, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns [5] for the Period Ended 04/30/2007
1 Year	4.06%
Start of Performance (08/26/2004)	2.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

5 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	27.0%
Corporate Debt Securities	25.7%
Mortgage-Backed Securities [3]	24.7%
U.S. Treasury and Agency Securities [4]	17.8%
Securities Lending Collateral [5]	6.1%
Cash Equivalents [6]	6.2%
Other Assets and Liabilities--Net [7]	(7.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--4.1%
		Federal Home Loan Mortgage Corporation--1.2%
$42,062	[1]	FHLMC ARM 390260, 5.665%, 10/01/2030	$41,965
227,562	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	228,095
18,749	[1]	FHLMC ARM 420196, 5.626%, 11/01/2030	18,718
80,205	[1]	FHLMC ARM 606116, 30 Year, 7.042%, 9/1/2019	81,301
2,826,952	[1]	FHLMC ARM 780443, 5.414%, 3/01/2033	2,842,134
79,866	[1]	FHLMC ARM 785167, 6.964%, 12/01/2018	80,896
		TOTAL	3,293,109
		Federal National Mortgage Association--2.9%
105,778	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	108,129
1,808,447	[1]	FNMA ARM 544843, 6.200%, 10/01/2027	1,832,687
1,065,022	[1]	FNMA ARM 544852, 6.223%, 4/01/2028	1,079,679
1,163,070	[1]	FNMA ARM 544884, 6.202%, 5/01/2034	1,178,693
2,950,214	[1]	FNMA ARM 556379 6.383%, 5/01/2040	2,980,752
783,524	[1]	FNMA ARM 556388 6.383%, 5/01/2040	790,993
		TOTAL	7,970,933
		Government National Mortgage Association--0.0%
43,768	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	44,358
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,319,397)	11,308,400
		ASSET-BACKED SECURITIES--27.0%
		Auto Receivables--12.8%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 11/6/2011	1,004,853
708,320		Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010	704,563
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,486,863
2,000,000		Capital One Auto Finance Trust, 2003-A, Class A, 5.00%, 4/15/2012	1,999,736
2,000,000		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	2,002,521
2,000,000		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	2,000,566
1,893,983		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	1,891,750
1,000,000		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	986,645
185,896		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	182,780
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,002,577
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$6,821		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	$6,820
1,382,578		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	1,377,326
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	494,993
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	1,002,146
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,250,756
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,978,950
2,000,000		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	1,997,299
57,323		MMCA Automoble Trust 2002-2, Class C, 5.55%, 3/15/2010	57,339
724,245		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	720,283
1,072,925		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,049,254
1,762,307		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	1,759,664
1,084,054		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,076,261
794,670		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010	795,537
2,000,000		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009	2,000,802
1,337,162		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,329,847
50,255		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	50,274
387,000		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	386,686
969,849		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	967,873
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,507,205
613,992		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	599,164
1,480,597		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,478,359
		TOTAL	35,149,692
		Credit Card--2.9%
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,969,155
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/16/2014	1,003,617
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	1,980,967
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	2,008,298
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	1,004,201
		TOTAL	7,966,238
		Equipment Lease--2.1%
242,779		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	241,128
470,101	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	464,343
2,000,000	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,011,250
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.05%, 7/15/2011	3,000,480
		TOTAL	5,717,201
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--6.9%
$116,203	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$115,912
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,450,090
38,469		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	38,500
1,807,726		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,810,353
2,310,094	[2,3]	GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037	2,293,138
1,319,687	[2,3]	GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036	1,313,299
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,479,008
50,961	[2,3]	Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	50,324
23,850		Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.63%, 3/25/2035	23,877
326,497		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	321,690
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	1,000,229
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	65,856
2,750,000	[2,3]	NationStar NIMTrust 2007-B, Class A, 5/25/2037	2,736,690
132,170		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	131,676
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,992,726
1,000,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	984,979
359,546	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	360,053
198,952		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	199,450
2,430,958	[2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	2,432,179
		TOTAL	18,800,029
		Manufactured Housing--0.6%
1,173,442		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,193,965
434,057		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	436,942
		TOTAL	1,630,907
		Other--1.1%
1,051,036		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	1,035,836
2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.12488%, 6/15/2009	2,001,126
		TOTAL	3,036,962
Principal Amount			Value
		ASSET-BACKED SECURITIES-continued
		Rate Reduction Bond--0.6%
$1,542,889		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	$1,523,613
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $75,145,902)	73,824,642
		COLLATERALIZED MORTGAGE OBLIGATIONS--13.9%
		Commercial Mortgage--0.0%
1,712,273		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029	120,510
		Federal Home Loan Mortgage Corporation--2.6%
8,288		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	8,153
186,991		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	191,460
48,719		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	48,727
200,000		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	197,363
212,433		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	216,344
240,574		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	246,293
583,794		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	577,043
2,279,876		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,291,948
453,940		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	439,852
495,543		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	444,222
804,275		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	801,213
48,777		Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013	48,650
455,367		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	435,171
267,727		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	262,432
420,800		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	415,176
377,763		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	384,157
		TOTAL	7,008,204
		Federal National Mortgage Association--2.7%
363,566		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	395,274
7,790		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	8,261
196,244		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	203,081
186,183		Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	205,777
78,914		Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008	79,019
12,692		Federal National Mortgage Association REMIC 1993-179 FO, 5.775%, 10/25/2023	12,762
50,859		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	51,185
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$277,241		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	$284,199
153,269		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	154,092
68,492		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	68,692
1,150,914		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,184,976
186,124		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	188,852
691,710		Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032	698,984
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	734,387
199,959		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	186,188
345,429		Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032	347,201
359,804		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	327,924
309,001		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	305,899
850,000		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	857,569
363,866		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	374,616
412,875		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	441,074
259,470		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	268,743
		TOTAL	7,378,755
		Non-Agency Mortgage--8.6%
1,500,000		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,474,199
242,484		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	240,271
277,627	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	251,122
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	198,532
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,001,069
663,084		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	655,401
303,395		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	304,423
346,252	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	346,252
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	988,989
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	2,000,000
631,875		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	613,574
1,244,000		Permanent Financing (No. 5) PLC, Class 2C, 5.99%, 6/10/2042	1,241,263
1,100,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.56%, 7/17/2042	1,100,000
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$3,447	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	$2,723
1,529,095		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.27%, 9/25/2034	1,549,950
65,210		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	63,532
541,061		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	539,997
44,223	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 32.04%, 1/28/2027	31,841
788,995		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	816,442
1,024,445		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,003,848
1,775,513		Washington Mutual 2006-AR15, Class 1A, 5.867%, 11/25/2046	1,783,144
1,728,210		Washington Mutual 2006-AR17, Class 1A, 5.834%, 12/25/2046	1,733,668
2,000,000		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,974,067
1,675,077		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,642,583
894,790		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.41117%, 7/25/2034	893,262
		TOTAL	23,450,152
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,361,623)	37,957,621
		CORPORATE BONDS--25.7%
		Basic Industry - Chemicals--0.8%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,128,209
		Capital Goods - Aerospace & Defense--0.4%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,232,322
		Capital Goods - Building Materials--0.5%
1,250,000		CRH America, Inc., 5.625%, 9/30/2011	1,266,620
		Capital Goods - Diversified Manufacturing--0.7%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,997,144
		Communications - Media & Cable--1.4%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,273,542
1,500,000		Cox Communications, Inc., Note, 5.905%, 12/14/2007	1,504,325
1,000,000	[2,3]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,004,948
		TOTAL	3,782,815
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.6%
$1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.68%, 6/15/2010	$1,751,308
		Communications - Telecom Wireless--0.8%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,225,625
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	936,552
		TOTAL	2,162,177
		Communications - Telecom Wirelines--0.9%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,002,045
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	494,179
		TOTAL	2,496,224
		Consumer Cyclical - Automotive--1.3%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	392,808
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,219,880
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	501,907
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,472,243
		TOTAL	3,586,838
		Consumer Cyclical - Entertainment--0.4%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,025,350
		Consumer Cyclical - Retailers--1.1%
1,000,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	1,020,746
1,900,000		Target Corp., 3.375%, 3/1/2008	1,870,242
		TOTAL	2,890,988
		Consumer Non-Cyclical Food/Beverage--1.6%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,458,580
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,982,718
		TOTAL	4,441,298
		Consumer Non-Cyclical Pharmaceuticals--0.8%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	906,693
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,415,168
		TOTAL	2,321,861
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.7%
$2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	$1,953,411
		Energy - Independent--0.2%
576,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	563,526
		Energy - Integrated--0.6%
1,500,000	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,513,471
		Energy - Refining--0.4%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,211,985
		Financial Institution - Banking--1.8%
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,244,634
300,000		Citigroup, Inc., 4.625%, 8/3/2010	297,085
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	399,781
1,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,499,481
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,517,225
		TOTAL	4,958,206
		Financial Institution - Brokerage--0.8%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	394,093
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,472,607
375,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.908%, 1/31/2008	375,516
		TOTAL	2,242,216
		Financial Institution - Finance Noncaptive--3.3%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,131,476
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,225,976
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	348,819
1,000,000		HSB Capital I, Company Guarantee, 6.27%, 7/15/2027	1,004,864
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,456,233
1,250,000		Residential Capital Corp., 6.00%, 2/22/2011	1,237,645
1,250,000		Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	1,256,450
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	283,729
		TOTAL	8,945,192
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.2%
$500,000		Aetna US Healthcare, 5.75%, 6/15/2011	$511,152
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,010,139
		Financial Institution - Insurance - P&C--0.5%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,279,725
		Financial Institution - REITs--1.8%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,367,967
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,304,939
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,256,061
		TOTAL	4,928,967
		Technology--2.2%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,512,527
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,996,358
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,006,962
1,450,000		Oracle Corp., Floating Rate Note, Series WI, 5.59%, 1/13/2009	1,450,676
		TOTAL	5,966,523
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,008,471
		Utility - Electric--0.7%
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,998,209
		Utility - Natural Gas Distributor--0.4%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,216,790
		TOTAL CORPORATE BONDS (IDENTIFIED COST $70,697,080)	70,391,137
		GOVERNMENT AGENCIES--5.7%
		Agency--2.8%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,002,623
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	2,984,839
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,525,662
		TOTAL	7,513,124
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Mortgage Corporation--2.9%
$1,000,000		Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008	$995,539
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	6,988,486
		TOTAL	7,984,025
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,499,413)	15,497,149
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal Home Loan Mortgage Corporation--0.3%
10,622		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	10,759
103,768		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	111,067
85,284		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	88,111
335,491		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	331,604
36,100		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	36,984
133,606		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	138,295
53,256		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	56,145
104,887		Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007	104,442
113,075		Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007	112,282
		TOTAL	989,689
		Federal National Mortgage Association--0.3%
467,588		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	454,189
6,087		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	6,094
39,192		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	40,944
80,499		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	82,363
237,436		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	244,559
		TOTAL	828,149
		Government National Mortgage Association--0.2%
87,776		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	92,744
2,874		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	2,890
5,027		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	5,109
34,284		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	37,271
377,770		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	398,123
		TOTAL	536,137
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,408,336)	2,353,975
Shares or Principal Amount			Value
		U.S. TREASURY--12.0%
$1,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	$1,492,375
4,000,000	[5]	United States Treasury Note, 3.25%, 8/15/2008	3,923,062
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,965,216
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	2,946,797
3,000,000	[5]	United States Treasury Note, 3.875%, 7/15/2010	2,945,960
4,000,000	[5]	United States Treasury Note, 4.25%, 10/31/2007	3,987,500
5,000,000	[5]	United States Treasury Note, 4.50%, 2/15/2009	4,986,236
3,000,000		United States Treasury Note, 4.50%, 9/30/2011	2,999,085
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	2,990,833
3,000,000		United States Treasury Note, 4.75%, 3/31/2011	3,026,398
500,000		United States Treasury Note, 5.625%, 5/15/2008	503,606
		TOTAL U.S. TREASURY (IDENTIFIED COST $32,820,028)	32,767,068
		MUTUAL FUNDS--10.8% [6]
1,429,437		Federated Mortgage Core Portfolio	14,151,423
1,765		High Yield Bond Portfolio	12,337
15,506,170	[7]	Prime Value Obligations Fund, Institutional Shares, 5.25%	15,506,170
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $30,134,086)	29,669,930
		REPURCHASE AGREEMENTS--6.1%
$8,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,029,409,460 (purchased with proceeds from securities lending collateral).	8,000,000
8,568,000		Interest in $620,580,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 5/25/2037 for $620,670,329 on 5/1/2007. The market value of the underlying securities at the end of the period was $639,197,474 (purchased with proceeds from securities lending collateral).	8,568,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,568,000
		TOTAL INVESTMENTS--106.1% (IDENTIFIED COST $292,953,865) [8]	290,337,922
		OTHER ASSETS AND LIABILITIES - NET--(6.1)%	(16,569,584)
		TOTAL NET ASSETS--100%	$273,768,338

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $24,414,921, which represented 8.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $23,748,968, which represented 8.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

6 Affiliated companies.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $293,224,287.

At April 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9] U.S. Treasury Notes 2-Year Long Futures	75	$15,353,906	June 2007	$ 4,762
[9] U.S. Treasury Notes 5-Year Long Futures	10	$ 1,058,281	June 2007	$ 8,083
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$12,845

9 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007

Assets:
Total investments in securities, at value, including $29,669,930 of investments in affiliated issuers (Note 5) and $15,842,758 of securities loaned (identified cost $292,953,865)		$290,337,922
Cash		7,335
Income receivable		2,384,454
Receivable for daily variation margin		19,531
Receivable for shares sold		172,032
TOTAL ASSETS		292,921,274
Liabilities:
Payable for investments purchased	$2,046,525
Payable for shares redeemed	145,100
Income distribution payable	243,965
Payable for distribution services fee (Note 5)	21,829
Payable for shareholder services fee (Note 5)	57,757
Payable for collateral due to broker for securities loaned	16,568,000
Accrued expenses	69,760
TOTAL LIABILITIES		19,152,936
Net assets for 32,544,967 shares outstanding		$273,768,338
Net Assets Consist of:
Paid-in capital		$322,637,326
Net unrealized depreciation of investments and futures contracts		(2,603,098)
Accumulated net realized loss on investments and futures contracts		(46,306,531)
Undistributed net investment income		40,641
TOTAL NET ASSETS		$273,768,338
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($151,537,122 ÷ 18,014,386 shares outstanding), no par value, unlimited shares authorized		$8.41
Institutional Service Shares:
Net asset value per share ($16,303,933 ÷ 1,938,176 shares outstanding), no par value, unlimited shares authorized		$8.41
Class Y Shares:
Net asset value per share ($53,416,569 ÷ 6,350,062 shares outstanding), no par value, unlimited shares authorized		$8.41
Class A Shares:
Net asset value per share ($52,510,714 ÷ 6,242,343 shares outstanding), no par value, unlimited shares authorized		$8.41
Offering price per share (100/99.00 of $8.41) [1]		$8.49
Redemption proceeds per share		$8.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2007

Investment Income:
Interest (including income on securities loaned of $36,487)			$12,005,607
Dividends (received from affiliated issuers) (Note 5)			913,564
TOTAL INCOME			12,919,171
Expenses:
Investment adviser fee (Note 5)		$1,049,182
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		22,338
Transfer and dividend disbursing agent fees and expenses		167,803
Directors'/Trustees' fees		4,148
Auditing fees		21,041
Legal fees		8,823
Portfolio accounting fees		109,836
Distribution services fee--Institutional Service Shares (Note 5)		23,464
Distribution services fee--Class A Shares (Note 5)		299,473
Shareholder services fee--Institutional Shares (Note 5)		216,919
Shareholder services fee--Institutional Service Shares (Note 5)		33,267
Shareholder services fee--Class A Shares (Note 5)		142,768
Share registration costs		55,848
Printing and postage		68,220
Insurance premiums		7,274
Miscellaneous		4,224
TOTAL EXPENSES		2,504,628
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(807,855)
Waiver of administrative personnel and services fee	(52,376)
Waiver of distribution services fee--Institutional Service Shares	(2,026)
Waiver of distribution services fee--Class A Shares	(2,572)
Reimbursement of shareholder services fee - Institutional Service Shares	(154)
TOTAL WAIVERS AND REIMBURSEMENTS		(864,983)
Net expenses			1,639,645
Net investment income			11,279,526
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including loss of $143,293 on sales of investments in affiliated issuers) (Note 5)			(405,044)
Net realized gain on futures contracts			55,070
Net change in unrealized depreciation of investments			3,100,256
Net change in unrealized appreciation of futures contracts			12,845
Net realized and unrealized gain on investments and futures contracts			2,763,127
Change in net assets resulting from operations			$14,042,653

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,279,526	$10,775,761
Net realized loss on investments and futures contracts	(349,974)	(2,074,726)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,113,101	(584,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,042,653	8,116,145
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,146,645)	(5,160,024)
Institutional Service Shares	(666,618)	(751,879)
Class Y Shares	(2,239,258)	(2,170,573)
Class A Shares	(2,319,991)	(2,551,246)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,372,512)	(10,633,722)
Share Transactions:
Proceeds from sale of shares	75,981,542	61,130,045
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	35,293,669	--
Net asset value of shares issued to shareholders in payment of distributions declared	7,848,179	7,461,807
Cost of shares redeemed	(119,340,191)	(157,675,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(216,801)	(89,083,264)
Change in net assets	2,453,340	(91,600,841)
Net Assets:
Beginning of period	271,314,998	362,915,839
End of period (including undistributed net investment income of $40,641 and $133,627, respectively)	$273,768,338	$271,314,998

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

On November 17, 2006, the Fund received assets from the Federated MDT Short-Term Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated MDT Short-Term Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated MDT Short-Term Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,211,655	$35,293,669	$305,268	$235,876,646	$35,293,669	$271,170,315

1 Unrealized Depreciation is included in the Federated MDT Short-Term Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2007, the Fund had net realized gains on futures contracts of $55,070.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$15,842,758	$16,568,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	07/09/1999	$ 227,264
Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	01/07/1993	$348,524
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	02/23/1999	$326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	02/12/1999	$160,006

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,130,489	$51,345,520	4,205,033	$35,177,174
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	4,208,425	35,266,603	--	--
Shares issued to shareholders in payment of distributions declared	413,309	3,461,883	384,952	3,220,600
Shares redeemed	(8,680,747)	(72,598,387)	(7,254,200)	(60,660,801)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,071,476	$17,475,619	(2,664,215)	$(22,263,027)

Year Ended April 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	678,631	$5,683,165	395,762	$3,310,138
Shares issued to shareholders in payment of distributions declared	56,954	476,826	58,029	485,408
Shares redeemed	(715,221)	(5,983,333)	(1,837,140)	(15,363,912)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	20,364	$176,658	(1,383,349)	$(11,568,366)

Year Ended April 30	2007		2006
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	1,817,512	$15,239,213	2,039,141	$17,048,723
Shares issued to shareholders in payment of distributions declared	224,322	1,878,210	186,751	1,561,527
Shares redeemed	(2,150,218)	(17,973,903)	(4,462,770)	(37,378,772)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(108,384)	$(856,480)	(2,236,878)	$(18,768,522)

Year Ended April 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	446,990	$3,713,644	668,130	$5,594,010
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	3,230	27,066	--	--
Shares issued to shareholders in payment of distributions declared	239,480	2,031,260	262,310	2,194,272
Shares redeemed	(2,725,000)	(22,784,568)	(5,288,085)	(44,271,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,035,300)	$(17,012,598)	(4,357,645)	$(36,483,349)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(51,844)	$(216,801)	(10,642,087)	$(89,083,264)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and losses acquired from a merger.

For the year ended April 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss
$(1,602,357)	$1,602,357

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$11,372,512	$10,633,722

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$42,727
Net unrealized depreciation	$(2,886,365)
Capital loss carryforwards and deferrals	$(46,023,264)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns and the deferral of losses on wash sales.

At April 30, 2007, the cost of investments for federal tax purposes was $293,224,287. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $2,886,365. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $624,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,510,856.

At April 30, 2007, the Fund had a capital loss carryforward of $46,004,888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392

As a result of the tax-free transfer of assets from Federated Limited Term Fund and Federated MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2007, for federal income tax purposes, post October losses of $18,376 were deferred to May 1, 2007.

Capital loss carryforwards of $3,252,096 expired during the year ended April 30, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the annual operating expenses (excluding interest, taxes and brokerage commissions) of the Institutional Shares and Class A Shares exceed 0.95% and 1.20%, respectively, of average daily net assets of the class. This commitment will expire in November 2008. For the year ended April 30, 2007, the Adviser waived $806,025 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended April 30, 2007, the net fee paid to FAS was 0.083% of average daily net assets of the Fund. FAS waived $52,376 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

For the year ended April 30, 2007, FSC voluntarily waived $4,598 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2007, FSC retained $184,050 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contratual terms of shareholder service fee agreements. This reimbursement amounted to $154 for the year ended April 30, 2007 and $18,366 for the year ended April 30, 2006.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and /or reimbursements until after June 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2007, the Adviser reimbursed $1,830 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the year ended April 30, 2007, are as follows:

Affiliates	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value 4/30/2007	Dividend Income
Federated Mortgage Core Portfolio	1,708,714	81,176	360,453	1,429,437	$14,151,423	$798,291
High Yield Bond Portfolio	127,255	570	126,060	1,765	$ 12,337	$ 3,841
Prime Value Obligations Fund, Institutional Shares	--	30,643,104	15,136,934	15,506,170	$15,506,170	$111,432
TOTAL OF AFFILIATED TRANSACTIONS	1,835,969	30,724,850	15,623,447	16,937,372	$29,669,930	$913,564

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2007, were as follows:

Purchases	$40,801,944
Sales	$79,483,828

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the year ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 14, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

32957 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.32	$8.39	$8.47	$8.56	$8.70
Income From Investment Operations:
Net investment income	0.37	0.30	0.26	0.25	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.07)	(0.08)	(0.10)	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.23	0.18	0.15	0.21
Less Distributions:
Distributions from net investment income	(0.37)	(0.30)	(0.26)	(0.24)	(0.35)
Net Asset Value, End of Period	$8.41	$8.32	$8.39	$8.47	$8.56
Total Return [1]	5.67%	2.75%	2.14%	1.81%	2.46%

Ratios to Average Net Assets:
Net expenses	0.51%	0.51%	0.56%	0.56%	0.56%
Net investment income	4.42%	3.60%	3.03%	3.00%	3.96%
Expense waiver/reimbursement [2]	0.33%	0.31%	0.31%	0.30%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,537	$132,698	$156,173	$185,337	$236,394
Portfolio turnover	28%	43%	30%	38%	69%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$8.32	$8.39		$8.47	$8.56	$8.70
Income From Investment Operations:
Net investment income	0.35	0.29		0.24	0.23	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.07)		(0.08)	(0.10)	(0.14)
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.22		0.16	0.13	0.19
Less Distributions:
Distributions from net investment income	(0.36)	(0.29)		(0.24)	(0.22)	(0.33)
Net Asset Value, End of Period	$8.41	$8.32		$8.39	$8.47	$8.56
Total Return [1]	5.47%	2.64	% [2]	1.96%	1.56%	2.21%

Ratios to Average Net Assets:
Net expenses	0.70%	0.62%		0.73%	0.81%	0.81%
Net investment income	4.22%	3.44%		2.93%	2.75%	3.71%
Expense waiver/reimbursement [3]	0.34%	0.43%		0.32%	0.30%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,304	$15,962		$27,708	$19,130	$34,864
Portfolio turnover	28%	43%		30%	38%	69%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 5.)

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended April 30,		Period Ended
	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.38	0.31	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.39)	(0.31)	(0.19)
Net Asset Value, End of Period	$8.41	$8.32	$8.39
Total Return [2]	5.83%	2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35	% [3]
Net investment income	4.57%	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.33%	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,417	$53,757	$72,984
Portfolio turnover	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,026.10	$2.56
Institutional Service Shares	$1,000	$1,025.10	$3.51
Class Y Shares	$1,000	$1,026.80	$1.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.56
Institutional Service Shares	$1,000	$1,021.32	$3.51
Class Y Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Institutional Service Shares	0.70%
Class Y Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 5.83% for Class Y Shares, 5.67% for Institutional Shares, and 5.47% for Institutional Service Shares. The total return of the 0-3 Year Composite Index (0-3C) 1 was 5.63%. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the fund's duration positioning; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (3) the selection of individual securities within each sector.

For purposes of the following, the discussion will focus on the performance of the fund's Class Y Shares. The 5.83% total return for the Class Y Shares for the reporting period consisted of 4.75% dividends and 1.08% appreciation in the net asset value of shares.

1 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MARKET OVERVIEW

The short end of the U.S. Treasury yield curve moved somewhat lower in yield over the course of the reporting period, despite two Federal Funds target rate increases by the Federal Reserve's Open Market Committee which increased that rate to 5.25% at period-end. Bond yields fell to a greater degree further out the yield curve, creating a situation where most short-term yields are currently higher than those available on most longer-term securities (the 30-year part of the yield curve being the exception). This "inversion of the yield curve" is generally seen in the latter stage of an economic expansion, where many market participants are expecting the economy to slow, but the Federal Reserve Board is still attempting to prevent inflation from becoming a problem. 2

The "spread sectors" in which the fund invests - short-duration corporate, asset-backed and mortgage-backed securities - performed better than short-duration U.S. Treasury securities during the reporting period (based on the relative performance of the component sectors within the 0-3C), with the mortgage-backed bond sector showing the best performance.

Duration

Early in the reporting period, management changed the fund's duration 3 position relative to the 0-3C from a neutral position (fund's average duration is comparable to the duration of the 0-3C) to an overweight position (fund's average duration is longer than the duration of the 0-3C). From mid-summer until the end of the reporting period, this overweight position was consistently maintained, which relative to the 0-3C contributed to fund performance since short-term yields fell and the value of bonds with maturities of 3 years or less rose.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.

Sector

During the reporting period, as compared to the 0-3C, fund management began to reduce its overweight positions in both the asset-backed (ABS) and corporate bond sectors and created an overweight position in mortgage-backed securities. The belief was that a gradually slowing economy would favor less credit-sensitive securities. The government security allocation was maintained at an underweight due to the lower-yielding nature of these securities. Proceeds from the reduction in the ABS and corporate bond sectors were also used to raise the fund's cash position, which provided attractive yield due to the existence of the inverted yield curve. Mortgages ended up being the strongest performing sub-index within the 0-3C, and the fund's overweight position aided relative performance, while the underweight in corporates produced slight underperformance relative to the benchmark's corporate component. Despite the underweight in ABS, performance within the sector was sufficient to offset the underweight position and allow for a small benefit relative to that of the benchmark's ABS component.

Security Selection

During the reporting period, one specific security, the GreenTree Home Improvement Loan Trust 1996-F, Class HIB2, was sold at a level above carrying value which provided eight basis points of incremental return to the fund. No other individual security materially contributed to or detracted from the fund's return.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1997 to April 30, 2007, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2007
1 Year	5.67%
5 Years	2.96%
10 Years	4.55%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1997 to April 30, 2007, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2007
1 Year	5.47%
5 Years	2.76%
10 Years	4.32%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $100,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Short-Term Income Fund (Class Y Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2007, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2007
1 Year	5.83%
Start of Performance (8/26/2004)	3.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $100,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	27.0%
Corporate Debt Securities	25.7%
Mortgage-Backed Securities [3]	24.7%
U.S. Treasury and Agency Securities [4]	17.8%
Securities Lending Collateral [5]	6.1%
Cash Equivalents [6]	6.2%
Other Assets and Liabilities--Net [7]	(7.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--4.1%
		Federal Home Loan Mortgage Corporation--1.2%
$42,062	[1]	FHLMC ARM 390260, 5.665%, 10/01/2030	$41,965
227,562	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	228,095
18,749	[1]	FHLMC ARM 420196, 5.626%, 11/01/2030	18,718
80,205	[1]	FHLMC ARM 606116, 30 Year, 7.042%, 9/1/2019	81,301
2,826,952	[1]	FHLMC ARM 780443, 5.414%, 3/01/2033	2,842,134
79,866	[1]	FHLMC ARM 785167, 6.964%, 12/01/2018	80,896
		TOTAL	3,293,109
		Federal National Mortgage Association--2.9%
105,778	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	108,129
1,808,447	[1]	FNMA ARM 544843, 6.200%, 10/01/2027	1,832,687
1,065,022	[1]	FNMA ARM 544852, 6.223%, 4/01/2028	1,079,679
1,163,070	[1]	FNMA ARM 544884, 6.202%, 5/01/2034	1,178,693
2,950,214	[1]	FNMA ARM 556379 6.383%, 5/01/2040	2,980,752
783,524	[1]	FNMA ARM 556388 6.383%, 5/01/2040	790,993
		TOTAL	7,970,933
		Government National Mortgage Association--0.0%
43,768	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	44,358
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,319,397)	11,308,400
		ASSET-BACKED SECURITIES--27.0%
		Auto Receivables--12.8%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 11/6/2011	1,004,853
708,320		Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010	704,563
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,486,863
2,000,000		Capital One Auto Finance Trust, 2003-A, Class A, 5.00%, 4/15/2012	1,999,736
2,000,000		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	2,002,521
2,000,000		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	2,000,566
1,893,983		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	1,891,750
1,000,000		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	986,645
185,896		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	182,780
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,002,577
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$6,821		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	$6,820
1,382,578		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	1,377,326
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	494,993
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	1,002,146
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,250,756
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,978,950
2,000,000		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	1,997,299
57,323		MMCA Automoble Trust 2002-2, Class C, 5.55%, 3/15/2010	57,339
724,245		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	720,283
1,072,925		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,049,254
1,762,307		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	1,759,664
1,084,054		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,076,261
794,670		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010	795,537
2,000,000		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009	2,000,802
1,337,162		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,329,847
50,255		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	50,274
387,000		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	386,686
969,849		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	967,873
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,507,205
613,992		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	599,164
1,480,597		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,478,359
		TOTAL	35,149,692
		Credit Card--2.9%
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,969,155
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/16/2014	1,003,617
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	1,980,967
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	2,008,298
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	1,004,201
		TOTAL	7,966,238
		Equipment Lease--2.1%
242,779		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	241,128
470,101	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	464,343
2,000,000	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,011,250
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.05%, 7/15/2011	3,000,480
		TOTAL	5,717,201
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--6.9%
$116,203	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$115,912
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,450,090
38,469		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	38,500
1,807,726		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,810,353
2,310,094	[2,3]	GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037	2,293,138
1,319,687	[2,3]	GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036	1,313,299
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,479,008
50,961	[2,3]	Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	50,324
23,850		Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.63%, 3/25/2035	23,877
326,497		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	321,690
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	1,000,229
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	65,856
2,750,000	[2,3]	NationStar NIMTrust 2007-B, Class A, 5/25/2037	2,736,690
132,170		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	131,676
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,992,726
1,000,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	984,979
359,546	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	360,053
198,952		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	199,450
2,430,958	[2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	2,432,179
		TOTAL	18,800,029
		Manufactured Housing--0.6%
1,173,442		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,193,965
434,057		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016	436,942
		TOTAL	1,630,907
		Other--1.1%
1,051,036		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	1,035,836
2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.12488%, 6/15/2009	2,001,126
		TOTAL	3,036,962
Principal Amount			Value
		ASSET-BACKED SECURITIES-continued
		Rate Reduction Bond--0.6%
$1,542,889		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	$1,523,613
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $75,145,902)	73,824,642
		COLLATERALIZED MORTGAGE OBLIGATIONS--13.9%
		Commercial Mortgage--0.0%
1,712,273		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029	120,510
		Federal Home Loan Mortgage Corporation--2.6%
8,288		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	8,153
186,991		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	191,460
48,719		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	48,727
200,000		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	197,363
212,433		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	216,344
240,574		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	246,293
583,794		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	577,043
2,279,876		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,291,948
453,940		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	439,852
495,543		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	444,222
804,275		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	801,213
48,777		Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013	48,650
455,367		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	435,171
267,727		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	262,432
420,800		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	415,176
377,763		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	384,157
		TOTAL	7,008,204
		Federal National Mortgage Association--2.7%
363,566		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	395,274
7,790		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	8,261
196,244		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	203,081
186,183		Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	205,777
78,914		Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008	79,019
12,692		Federal National Mortgage Association REMIC 1993-179 FO, 5.775%, 10/25/2023	12,762
50,859		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	51,185
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$277,241		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	$284,199
153,269		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	154,092
68,492		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	68,692
1,150,914		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,184,976
186,124		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	188,852
691,710		Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032	698,984
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	734,387
199,959		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	186,188
345,429		Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032	347,201
359,804		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	327,924
309,001		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	305,899
850,000		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	857,569
363,866		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	374,616
412,875		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	441,074
259,470		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	268,743
		TOTAL	7,378,755
		Non-Agency Mortgage--8.6%
1,500,000		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,474,199
242,484		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	240,271
277,627	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	251,122
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	198,532
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,001,069
663,084		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	655,401
303,395		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	304,423
346,252	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	346,252
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	988,989
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	2,000,000
631,875		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	613,574
1,244,000		Permanent Financing (No. 5) PLC, Class 2C, 5.99%, 6/10/2042	1,241,263
1,100,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.56%, 7/17/2042	1,100,000
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$3,447	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	$2,723
1,529,095		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.27%, 9/25/2034	1,549,950
65,210		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	63,532
541,061		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	539,997
44,223	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 32.04%, 1/28/2027	31,841
788,995		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	816,442
1,024,445		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,003,848
1,775,513		Washington Mutual 2006-AR15, Class 1A, 5.867%, 11/25/2046	1,783,144
1,728,210		Washington Mutual 2006-AR17, Class 1A, 5.834%, 12/25/2046	1,733,668
2,000,000		Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033	1,974,067
1,675,077		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,642,583
894,790		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.41117%, 7/25/2034	893,262
		TOTAL	23,450,152
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,361,623)	37,957,621
		CORPORATE BONDS--25.7%
		Basic Industry - Chemicals--0.8%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,128,209
		Capital Goods - Aerospace & Defense--0.4%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,232,322
		Capital Goods - Building Materials--0.5%
1,250,000		CRH America, Inc., 5.625%, 9/30/2011	1,266,620
		Capital Goods - Diversified Manufacturing--0.7%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,997,144
		Communications - Media & Cable--1.4%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,273,542
1,500,000		Cox Communications, Inc., Note, 5.905%, 12/14/2007	1,504,325
1,000,000	[2,3]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,004,948
		TOTAL	3,782,815
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.6%
$1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.68%, 6/15/2010	$1,751,308
		Communications - Telecom Wireless--0.8%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,225,625
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	936,552
		TOTAL	2,162,177
		Communications - Telecom Wirelines--0.9%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,002,045
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	494,179
		TOTAL	2,496,224
		Consumer Cyclical - Automotive--1.3%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	392,808
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,219,880
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	501,907
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,472,243
		TOTAL	3,586,838
		Consumer Cyclical - Entertainment--0.4%
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,025,350
		Consumer Cyclical - Retailers--1.1%
1,000,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	1,020,746
1,900,000		Target Corp., 3.375%, 3/1/2008	1,870,242
		TOTAL	2,890,988
		Consumer Non-Cyclical Food/Beverage--1.6%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,458,580
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,982,718
		TOTAL	4,441,298
		Consumer Non-Cyclical Pharmaceuticals--0.8%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	906,693
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,415,168
		TOTAL	2,321,861
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.7%
$2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	$1,953,411
		Energy - Independent--0.2%
576,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	563,526
		Energy - Integrated--0.6%
1,500,000	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,513,471
		Energy - Refining--0.4%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,211,985
		Financial Institution - Banking--1.8%
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,244,634
300,000		Citigroup, Inc., 4.625%, 8/3/2010	297,085
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	399,781
1,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,499,481
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,517,225
		TOTAL	4,958,206
		Financial Institution - Brokerage--0.8%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	394,093
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,472,607
375,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.908%, 1/31/2008	375,516
		TOTAL	2,242,216
		Financial Institution - Finance Noncaptive--3.3%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,131,476
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,225,976
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	348,819
1,000,000		HSB Capital I, Company Guarantee, 6.27%, 7/15/2027	1,004,864
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,456,233
1,250,000		Residential Capital Corp., 6.00%, 2/22/2011	1,237,645
1,250,000		Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	1,256,450
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	283,729
		TOTAL	8,945,192
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.2%
$500,000		Aetna US Healthcare, 5.75%, 6/15/2011	$511,152
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,010,139
		Financial Institution - Insurance - P&C--0.5%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,279,725
		Financial Institution - REITs--1.8%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,367,967
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,304,939
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,256,061
		TOTAL	4,928,967
		Technology--2.2%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,512,527
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,996,358
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,006,962
1,450,000		Oracle Corp., Floating Rate Note, Series WI, 5.59%, 1/13/2009	1,450,676
		TOTAL	5,966,523
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,008,471
		Utility - Electric--0.7%
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,998,209
		Utility - Natural Gas Distributor--0.4%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,216,790
		TOTAL CORPORATE BONDS (IDENTIFIED COST $70,697,080)	70,391,137
		GOVERNMENT AGENCIES--5.7%
		Agency--2.8%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,002,623
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	2,984,839
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,525,662
		TOTAL	7,513,124
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Mortgage Corporation--2.9%
$1,000,000		Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008	$995,539
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	6,988,486
		TOTAL	7,984,025
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,499,413)	15,497,149
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal Home Loan Mortgage Corporation--0.3%
10,622		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	10,759
103,768		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	111,067
85,284		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	88,111
335,491		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	331,604
36,100		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	36,984
133,606		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	138,295
53,256		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	56,145
104,887		Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007	104,442
113,075		Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007	112,282
		TOTAL	989,689
		Federal National Mortgage Association--0.3%
467,588		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	454,189
6,087		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	6,094
39,192		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	40,944
80,499		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	82,363
237,436		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	244,559
		TOTAL	828,149
		Government National Mortgage Association--0.2%
87,776		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	92,744
2,874		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	2,890
5,027		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	5,109
34,284		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	37,271
377,770		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	398,123
		TOTAL	536,137
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,408,336)	2,353,975
Principal Amount or Shares			Value
		U.S. TREASURY--12.0%
$1,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	$1,492,375
4,000,000	[5]	United States Treasury Note, 3.25%, 8/15/2008	3,923,062
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,965,216
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	2,946,797
3,000,000	[5]	United States Treasury Note, 3.875%, 7/15/2010	2,945,960
4,000,000	[5]	United States Treasury Note, 4.25%, 10/31/2007	3,987,500
5,000,000	[5]	United States Treasury Note, 4.50%, 2/15/2009	4,986,236
3,000,000		United States Treasury Note, 4.50%, 9/30/2011	2,999,085
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	2,990,833
3,000,000		United States Treasury Note, 4.75%, 3/31/2011	3,026,398
500,000		United States Treasury Note, 5.625%, 5/15/2008	503,606
		TOTAL U.S. TREASURY (IDENTIFIED COST $32,820,028)	32,767,068
		MUTUAL FUNDS--10.8% [6]
1,429,437		Federated Mortgage Core Portfolio	14,151,423
1,765		High Yield Bond Portfolio	12,337
15,506,170	[7]	Prime Value Obligations Fund, Institutional Shares, 5.25%	15,506,170
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $30,134,086)	29,669,930
Principal Amount			Value
		REPURCHASE AGREEMENTS--6.1%
$8,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,029,409,460 (purchased with proceeds from securities lending collateral).	$8,000,000
8,568,000		Interest in $620,580,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 5/25/2037 for $620,670,329 on 5/1/2007. The market value of the underlying securities at the end of the period was $639,197,474 (purchased with proceeds from securities lending collateral).	8,568,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,568,000
		TOTAL INVESTMENTS--106.1% (IDENTIFIED COST $292,953,865) [8]	290,337,922
		OTHER ASSETS AND LIABILITIES - NET--(6.1)%	(16,569,584)
		TOTAL NET ASSETS--100%	$273,768,338

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $24,414,921, which represented 8.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $23,748,968, which represented 8.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

6 Affiliated companies.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $293,224,287.

At April 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9] U.S. Treasury Notes 2-Year Long Futures	75	$15,353,906	June 2007	$ 4,762
[9] U.S. Treasury Notes 5-Year Long Futures	10	$ 1,058,281	June 2007	$ 8,083
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$12,845

9 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007

Assets:
Total investments in securities, at value, including $29,669,930 of investments in affiliated issuers (Note 5) and $15,842,758 of securities loaned (identified cost $292,953,865)		$290,337,922
Cash		7,335
Income receivable		2,384,454
Receivable for daily variation margin		19,531
Receivable for shares sold		172,032
TOTAL ASSETS		292,921,274
Liabilities:
Payable for investments purchased	$2,046,525
Payable for shares redeemed	145,100
Income distribution payable	243,965
Payable for distribution services fee (Note 5)	21,829
Payable for shareholder services fee (Note 5)	57,757
Payable for collateral due to broker for securities loaned	16,568,000
Accrued expenses	69,760
TOTAL LIABILITIES		19,152,936
Net assets for 32,544,967 shares outstanding		$273,768,338
Net Assets Consist of:
Paid-in capital		$322,637,326
Net unrealized depreciation of investments and futures contracts		(2,603,098)
Accumulated net realized loss on investments and futures contracts		(46,306,531)
Undistributed net investment income		40,641
TOTAL NET ASSETS		$273,768,338
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($151,537,122 ÷ 18,014,386 shares outstanding), no par value, unlimited shares authorized		$8.41
Institutional Service Shares:
Net asset value per share ($16,303,933 ÷ 1,938,176 shares outstanding), no par value, unlimited shares authorized		$8.41
Class Y Shares:
Net asset value per share ($53,416,569 ÷ 6,350,062 shares outstanding), no par value, unlimited shares authorized		$8.41
Class A Shares:
Net asset value per share ($52,510,714 ÷ 6,242,343 shares outstanding), no par value, unlimited shares authorized		$8.41
Offering price per share (100/99.00 of $8.41) [1]		$8.49
Redemption proceeds per share		$8.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2007

Investment Income:
Interest (including income on securities loaned of $36,487)			$12,005,607
Dividends (received from affiliated issuers) (Note 5)			913,564
TOTAL INCOME			12,919,171
Expenses:
Investment adviser fee (Note 5)		$1,049,182
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		22,338
Transfer and dividend disbursing agent fees and expenses		167,803
Directors'/Trustees' fees		4,148
Auditing fees		21,041
Legal fees		8,823
Portfolio accounting fees		109,836
Distribution services fee--Institutional Service Shares (Note 5)		23,464
Distribution services fee--Class A Shares (Note 5)		299,473
Shareholder services fee--Institutional Shares (Note 5)		216,919
Shareholder services fee--Institutional Service Shares (Note 5)		33,267
Shareholder services fee--Class A Shares (Note 5)		142,768
Share registration costs		55,848
Printing and postage		68,220
Insurance premiums		7,274
Miscellaneous		4,224
TOTAL EXPENSES		2,504,628
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(807,855)
Waiver of administrative personnel and services fee	(52,376)
Waiver of distribution services fee--Institutional Service Shares	(2,026)
Waiver of distribution services fee--Class A Shares	(2,572)
Reimbursement of shareholder services fee - Institutional Service Shares	(154)
TOTAL WAIVERS AND REIMBURSEMENTS		(864,983)
Net expenses			1,639,645
Net investment income			11,279,526
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including loss of $143,293 on sales of investments in affiliated issuers) (Note 5)			(405,044)
Net realized gain on futures contracts			55,070
Net change in unrealized depreciation of investments			3,100,256
Net change in unrealized appreciation of futures contracts			12,845
Net realized and unrealized gain on investments and futures contracts			2,763,127
Change in net assets resulting from operations			$14,042,653

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,279,526	$10,775,761
Net realized loss on investments and futures contracts	(349,974)	(2,074,726)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,113,101	(584,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,042,653	8,116,145
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,146,645)	(5,160,024)
Institutional Service Shares	(666,618)	(751,879)
Class Y Shares	(2,239,258)	(2,170,573)
Class A Shares	(2,319,991)	(2,551,246)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,372,512)	(10,633,722)
Share Transactions:
Proceeds from sale of shares	75,981,542	61,130,045
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	35,293,669	--
Net asset value of shares issued to shareholders in payment of distributions declared	7,848,179	7,461,807
Cost of shares redeemed	(119,340,191)	(157,675,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(216,801)	(89,083,264)
Change in net assets	2,453,340	(91,600,841)
Net Assets:
Beginning of period	271,314,998	362,915,839
End of period (including undistributed net investment income of $40,641 and $133,627, respectively)	$273,768,338	$271,314,998

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is to seek to provide current income.

On November 17, 2006, the Fund received assets from the Federated MDT Short-Term Bond Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated MDT Short-Term Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated MDT Short-Term Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,211,655	$35,293,669	$305,268	$235,876,646	$35,293,669	$271,170,315

1 Unrealized Depreciation is included in the Federated MDT Short-Term Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2007, the Fund had net realized gains on futures contracts of $55,070.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$15,842,758	$16,568,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	07/09/1999	$ 227,264
Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	01/07/1993	$348,524
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	02/23/1999	$326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	02/12/1999	$160,006

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,130,489	$51,345,520	4,205,033	$35,177,174
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	4,208,425	35,266,603	--	--
Shares issued to shareholders in payment of distributions declared	413,309	3,461,883	384,952	3,220,600
Shares redeemed	(8,680,747)	(72,598,387)	(7,254,200)	(60,660,801)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,071,476	$17,475,619	(2,664,215)	$(22,263,027)

Year Ended April 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	678,631	$5,683,165	395,762	$3,310,138
Shares issued to shareholders in payment of distributions declared	56,954	476,826	58,029	485,408
Shares redeemed	(715,221)	(5,983,333)	(1,837,140)	(15,363,912)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	20,364	$176,658	(1,383,349)	$(11,568,366)

Year Ended April 30	2007		2006
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	1,817,512	$15,239,213	2,039,141	$17,048,723
Shares issued to shareholders in payment of distributions declared	224,322	1,878,210	186,751	1,561,527
Shares redeemed	(2,150,218)	(17,973,903)	(4,462,770)	(37,378,772)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(108,384)	$(856,480)	(2,236,878)	$(18,768,522)

Year Ended April 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	446,990	$3,713,644	668,130	$5,594,010
Shares issued in connection with the tax-free transfer of assets from Federated MDT Short-Term Bond Fund	3,230	27,066	--	--
Shares issued to shareholders in payment of distributions declared	239,480	2,031,260	262,310	2,194,272
Shares redeemed	(2,725,000)	(22,784,568)	(5,288,085)	(44,271,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,035,300)	$(17,012,598)	(4,357,645)	$(36,483,349)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(51,844)	$(216,801)	(10,642,087)	$(89,083,264)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and losses acquired from a merger.

For the year ended April 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss
$(1,602,357)	$1,602,357

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$11,372,512	$10,633,722

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$42,727
Net unrealized depreciation	$(2,886,365)
Capital loss carryforwards and deferrals	$(46,023,264)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns and the deferral of losses on wash sales.

At April 30, 2007, the cost of investments for federal tax purposes was $293,224,287. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $2,886,365. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $624,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,510,856.

At April 30, 2007, the Fund had a capital loss carryforward of $46,004,888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392

As a result of the tax-free transfer of assets from Federated Limited Term Fund and Federated MDT Short-Term Bond Fund, certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2007, for federal income tax purposes, post October losses of $18,376 were deferred to May 1, 2007.

Capital loss carryforwards of $3,252,096 expired during the year ended April 30, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the annual operating expenses (excluding interest, taxes and brokerage commissions) of the Institutional Shares and Class A Shares exceed 0.95% and 1.20%, respectively, of average daily net assets of the class. This commitment will expire in November 2008. For the year ended April 30, 2007, the Adviser waived $806,025 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended April 30, 2007, the net fee paid to FAS was 0.083% of average daily net assets of the Fund. FAS waived $52,376 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

For the year ended April 30, 2007, FSC voluntarily waived $4,598 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2007, FSC retained $184,050 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $154 for the year ended April 30, 2007 and $18,366 for the year ended April 30, 2006.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and /or reimbursements until after June 30, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2007, the Adviser reimbursed $1,830 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the year ended April 30, 2007, are as follows:

Affiliates	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value 4/30/2007	Dividend Income
Federated Mortgage Core Portfolio	1,708,714	81,176	360,453	1,429,437	$14,151,423	$798,291
High Yield Bond Portfolio	127,255	570	126,060	1,765	$ 12,337	$ 3,841
Prime Value Obligations Fund, Institutional Shares	--	30,643,104	15,136,934	15,506,170	$15,506,170	$111,432
TOTAL OF AFFILIATED TRANSACTIONS	1,835,969	30,724,850	15,623,447	16,937,372	$29,669,930	$913,564

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2007, were as follows:

Purchases	$40,801,944
Sales	$79,483,828

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the year ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 14, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

28528 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $134,500

                  Fiscal year ended 2006 - $120,631

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $242

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,013 and $10,456
      respectively.  Fiscal year ended 2007- Fees for review of N-14 merger documents, fees for additional audit work performed in fiscal year 2006 and fee for issuance of consent from prior auditor.  Fiscal year ended
      2006 - Sarbanes Oxley sec. 302 procedures and Transfer Agent Service
      Auditors Report.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $33,580
      respectively.  Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $227,160

            Fiscal year ended 2006 - $220,097

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE         June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ ___RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007